Details of Significant Accounts - Share-based payment, schedule of movements of outstanding share incentive plan (Details) shares in Thousands									6 Months Ended
	May 01, 2025 shares	Dec. 23, 2024 shares	May 27, 2024 shares	Nov. 02, 2023 shares	Aug. 21, 2023 shares	May 23, 2023 shares	Jan. 03, 2023 shares	Jan. 21, 2022 shares	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares	Dec. 31, 2025 $ / shares
No. of options
Options exercisable at June 30 (in shares) | shares									3,022	2,268
Share incentive plan
No. of options
Options outstanding at January 1 (in shares) | shares									3,698	3,877
Options granted (in shares) | shares	35	45	5	5	7	2,260	8	2,143	0	35
Options forfeited (in shares) | shares									(133)	(148)
Options outstanding at June 30 (in shares) | shares									3,565	3,764
Weighted-average exercise price per share
Options outstanding at January 1 (in USD per share) | $ / shares									$ 4.42	$ 4.44
Options granted (in USD per share) | $ / shares									0	1.84
Options forfeited (in USD per share) | $ / shares									4.57	4.52
Options outstanding at June 30 (in USD per share) | $ / shares									4.41	$ 4.42
Options exercisable at June 30 (in USD per share) | $ / shares									$ 4.40		$ 4.37